UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22527

FEG ABSOLUTE ACCESS TEI FUND LLC
(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: 888-268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to  Secretary,  Securities  and Exchange  Commission,  100 F Street,  NE, Washington,  DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Consolidated Financial Statements FEG Absolute Access TEI Fund LLC Six Months Ended September 30, 2013 (unaudited)

FEG Absolute Access TEI Fund LLC

Consolidated Financial Statements

Six Months Ended September 30, 2013
(unaudited)

FEG Absolute Access TEI Fund LLC

Consolidated Statement of Assets, Liabilities and Members’ Capital

September 30, 2013
(unaudited)

Assets
Investment in FEG Absolute Access Fund LLC, at fair value (cost $151,370,116)	$168,703,061
Other assets	31,000
Total assets	$168,734,061

Liabilities and members' capital
Professional fees payable	$7,285
Accounting and administration fees payable	36,373
Director fees payable	10,000
Other liabilities	75,242
Total liabilities	128,900
Members' capital	168,605,161
Total liabilities and members' capital	$168,734,061

Components of members' capital
Capital contributions (net)	$152,290,373
Accumulated net investment loss	(5,261,146)
Accumulated net unrealized appreciation on investments	15,390,088
Accumulated net realized gain on investments	6,185,846
Members' capital	$168,605,161

Units of limited liability company interests	153,875
Net Asset Value per unit	$1,095.73

See accompanying notes.

1

FEG Absolute Access TEI Fund LLC

Consolidated Statement of Operations

Six Months Ended September 30, 2013
(unaudited)

Investment loss allocated from FEG Absolute Access Fund LLC
Dividend income	$331
Expenses	(909,698)
Net investment loss allocated from FEG Absolute Access Fund LLC	(909,367)

Fund expenses
Withholding tax expense	227,904
Professional fees	94,000
Accounting and administration fees	57,101
Insurance	11,667
Director fees	10,000
Custodian fees	8,405
Compliance fees	1,500
Other fees	15,000
Total Fund expenses	425,577

Net investment loss	(1,334,944)

Net realized and unrealized gain on investments allocated
from FEG Absolute Access Fund LLC
Net realized gain on investments	2,408,957
Net change in unrealized appreciation/(depreciation) on investments	3,947,131
Net realized and unrealized gain on investments	$6,356,088

See accompanying notes.

2

FEG Absolute Access TEI Fund, LLC

Consolidated Statements of Changes in Members’ Capital

For the Six Months Ended September 30, 2013 (unaudited) and
the Year Ended March 31, 2013

Members’
Capital
Members’ capital at March 31, 2012	$147,616,468
Capital contributions	20,767,650
Capital withdrawals	(21,543,937)
Net investment loss	(2,193,167)
Net realized gain on investments	3,338,717
Net change in unrealized appreciation/(depreciation) on investments	11,578,770
Members’ capital at March 31, 2013	$159,564,501
Capital contributions	21,710,121
Capital withdrawals	(17,690,605)
Net investment loss	(1,334,944)
Net realized gain on investments	2,408,957
Net change in unrealized appreciation/(depreciation) on investments	3,947,131
Members’ capital at September 30, 2013	$168,605,161

Units outstanding at April 1, 2013*	150,218
Units sold	19,992
Units redeemed	(16,335)
Units outstanding at September 30, 2013	153,875

*	The Fund unitized on April 1, 2013 at a price of $1,062.22 per unit.

See accompanying notes.

3

FEG Absolute Access TEI Fund, LLC

Consolidated Statement of Cash Flows

For the Six Months Ended September 30, 2013
(unaudited)

Operating activities
Net increase in members’ capital resulting from operations	$5,021,144
Adjustments to reconcile net increase in members' capital
resulting from operations to net cash used in operating activities:
Purchases of investments	(21,350,119)
Proceeds from sales of investments	17,863,600
Net investment loss allocated from FEG Absolute Access Fund LLC	909,367
Net realized gain on investments	(2,408,957)
Net unrealized appreciation/(depreciation) on investments	(3,947,131)
Changes in operating assets and liabilities:
Other assets	(31,000)
Professional fees payable	(88,993)
Accounting and administration fee payable	(756)
Other liabilities	13,329
Net cash used in operating activities	(4,019,516)

Financing activities
Proceeds from capital contributions	21,513,121
Payments for capital withdrawals	(19,276,164)
Net cash provided by financing activities	2,236,957

Net change in cash	(1,782,559)
Cash at beginning of period	1,782,559
Cash at end of period	$–

See accompanying notes.

4

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements

September 30, 2013
(unaudited)

1. Organization

FEG Absolute Access TEI Fund LLC (the Fund) invests all or substantially all of its assets in FEG Absolute Access TEI Fund LDC (the Offshore Fund), a Cayman Islands limited duration company with the same investment objective as the Fund. The Offshore Fund in turn invests all or substantially all of its assets in ownership interests in FEG Absolute Access Fund LLC (FEG Absolute Access Fund). The Offshore Fund is interposed between the Fund and FEG Absolute Access Fund and serves as an intermediate entity so that any income generated by FEG Absolute Access Fund generally will not ultimately be recognized by Members (as defined below) as unrelated business taxable income (UBTI). The Fund owns 100% of the participating beneficial interests of the Offshore Fund. The Fund invests in FEG Absolute Access Fund through the Offshore Fund.

The Fund was organized as a limited liability company under the laws of the State of Delaware on January 20, 2011 and commenced operations on April 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The business and operations of the Fund are managed and supervised under the direction of the Board of Directors (the Board). The objective of the Fund is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Fund will achieve this objective. The Fund intends to achieve its investment objective by investing all or substantially all of its assets in FEG Absolute Access Fund, a limited liability company organized under the laws of the State of Delaware, which is also registered under the 1940 Act. FEG Absolute Access Fund is managed by FEG Investors, LLC (the Investment Manager), an investment manager registered under the Investment Advisers Act of 1940, as amended. FEG Absolute Access Fund’s Board of Directors (the FEG Absolute Access Fund Board) has overall responsibility for the management and supervision of FEG Absolute Access Fund’s operations. To the extent permitted by applicable law, the FEG Absolute Access Fund Board may delegate any of its respective rights, powers and authority to, among others, the officers of FEG Absolute Access Fund, any committee of the FEG Absolute Access Fund Board, or the Investment Manager.

Units of limited liability company interest (Units) of the Fund are offered only to investors (Members) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended.

5

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements (continued)
(unaudited)

1. Organization (continued)

JD Clark and Company, a division of UMB Fund Services, Inc. and a subsidiary of UMB Financial Corporation, serves as the Fund’s administrator (the Administrator). The Fund has entered into an agreement with the Administrator to perform general administrative tasks for the Fund, including but not limited to maintenance of books and records of the Fund and the capital accounts of the Members of the Fund.

2. Significant Accounting Policies

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The preparation of these financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.

Short-Term Investments

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value. Dividend income is recorded on the ex-dividend date.

Investments in Portfolio Funds

The Fund values the investments in FEG Absolute Access Fund based on the ownership interests of FEG Absolute Access Fund’s net asset value allocated to the Fund. FEG Absolute Access Fund values its investments at fair value.

In accordance with Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

6

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements (continued)
(unaudited)

2. Significant Accounting Policies (continued)

The inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

FEG Absolute Access Fund, in which the Fund invests, is considered a Level 3 security.  The Fund discloses transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Levels 1, 2 or 3 as of September 30, 2013.

Allocations from FEG Absolute Access Fund

In accordance with U.S. GAAP, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation allocated from FEG Absolute Access Fund.

Investment Income and Expenses

Dividend income is accrued as it is earned. Expenses that are specifically attributed to the Fund are accrued and charged to the Fund. Because the Fund bears its proportionate share of the management fees of FEG Absolute Access Fund, the Fund pays no direct management fee to the Investment Manager.

Taxation

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive shares of each item of the Fund’s profit and loss. The only taxes payable by the Fund are withholding taxes applicable to certain investment income.

Management has analyzed the Fund’s tax positions for all open tax years, which include years ended December 31, 2011 and December 31, 2012, and has concluded that as of September 30, 2013, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in net change in unrealized appreciation (depreciation) on investments in Portfolio Funds in the Statement of Operations.

7

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements (continued)
(unaudited)

2. Significant Accounting Policies (continued)

Capital Contributions Received in Advance and Capital Withdrawals Payable

Capital contributions received in advance are comprised of cash received on or prior to September 30, 2013 for which Members’ interests were effective October 1, 2013. Capital contributions received in advance do not participate in the earnings of the Fund until such interests are effective.  Capital withdrawals are comprised of requests for withdrawals that were effective on September 30, 2013 but were paid subsequent to fiscal year-end.

Recent Accounting Pronouncements

In June 2013, Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2013-08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” (ASU 2013-08). ASU 2013-08 creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

3. Members’ Capital

In accordance with the Fund’s Limited Liability Company Operating Agreement (the Operating Agreement), net profits or net losses are allocated to the Members in proportion to their respective capital accounts.

Members may be admitted when permitted by the Board. Generally, Members will only be admitted as of the beginning of a calendar month but may be admitted at any other time in the discretion of the Board. The minimum initial investment is $50,000, and additional contributions from existing Members may be made in a minimum amount of $25,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Fund to redeem its Units. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Fund to offer to repurchase Units from Members pursuant to written requests by Members on such terms and conditions as it may determine. However, because all or substantially all of the Fund’s assets will be invested in FEG Absolute Access Fund (through its investment in the Offshore Fund), the Fund generally will find it necessary to liquidate a portion of its FEG Absolute Access Fund

8

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements (continued)
(unaudited)

3. Members’ Capital (continued)

Units (via the Offshore Fund) in order to satisfy repurchase requests. Because FEG Absolute Access Fund’s Units may not be transferred, the Fund may withdraw a portion of its FEG Absolute Access Fund Units only pursuant to repurchase offers by FEG Absolute Access Fund. Therefore, the Fund does not expect to conduct a repurchase offer for Units unless FEG Absolute Access Fund contemporaneously conducts a repurchase offer for FEG Absolute Access Fund Units.

In determining whether the Fund should offer to repurchase Units from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend to the FEG Absolute Access Fund Board that FEG Absolute Access Fund repurchases FEG Absolute Access Fund Units from members twice a year, effective as of June 30th and December 31st each year. The repurchase amount will be determined by the FEG Absolute Access Fund Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of FEG Absolute Access Fund’s outstanding Units.

FEG Absolute Access Fund will make repurchase offers, if any, to all holders of FEG Absolute Access Fund Units, including the Fund (through its investment in the Offshore Fund). The Fund does not expect to make a repurchase offer that is larger than the portion of FEG Absolute Access Fund’s corresponding repurchase offer expected to be available for acceptance by the Fund. Consequently, the Fund will conduct repurchase offers on a schedule and in amounts that will depend on FEG Absolute Access Fund’s repurchase offers.

Subject to the considerations described above, the aggregate value of Units to be repurchased at any time will be determined by the Board in its sole discretion, and such amount may be stated as a percentage of the value of the Fund’s outstanding Units. Therefore, the Fund may determine not to conduct a repurchase offer at a time that FEG Absolute Access Fund conducts a repurchase offer. The Fund may also elect to repurchase less than the full amount that a Member requests to be repurchased. If a repurchase offer is oversubscribed by Members, the Fund will repurchase only a pro rata portion of the Units tendered by each Member.

The Board also will consider the following factors, among others, in making such determination: (i) whether FEG Absolute Access Fund is making a contemporaneous repurchase offer for FEG Absolute Access Fund Units, and the aggregate value of FEG Absolute Access Fund Units FEG Absolute Access Fund is offering to repurchase; (ii) the liquidity of the assets of the applicable fund; (iii) the investment plans and working capital requirements of the applicable fund; (iv) the relative economies of scale with respect to the size of the applicable fund; (v) the history of the applicable fund in repurchasing Units; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

9

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements (continued)
(unaudited)

3. Members’ Capital (continued)

The Operating Agreement and the FEG Absolute Access Fund Operating Agreement each provides that the respective entity will be dissolved if any member that has submitted a written request, in accordance with the terms of the applicable Operating Agreement, to tender all of such member’s Units or FEG Absolute Access Fund’s Units, as applicable for repurchase by the applicable fund has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period). Such a dissolution of the FEG Absolute Access Fund would likely result in a determination to dissolve the Fund.

When the Board determines that the Fund will offer to repurchase Units (or portions of Units), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Fund (the Repurchase Request Deadline). FEG Absolute Access Fund is expected to employ substantially similar procedures in connection with the repurchase of FEG Absolute Access Fund’s Units.

For Members tendering all of their Units in the Fund, Units will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the Full Repurchase Valuation Date). The amount that a Member who is tendering all of its Units in the Fund may expect to receive on the repurchase of such Member’s Units will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Fund will generally not make any adjustments for final valuations based on adjustments received from the Portfolio Funds, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

Members who tender a portion of their Units in the Fund (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Fund, will receive such specified dollar amount. For Members tendering all of their Units in the Fund, the value of such Units being repurchased will be determined on the Full Repurchase Valuation Date. Within five days of the Repurchase Request Deadline, each Member whose Units have been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Fund entitling the Member to be paid an amount equal to 100% of the unaudited net asset value such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from the Portfolio Funds (through the Fund’s investment in FEG Absolute Access Fund (via the Offshore Fund)), whichever is later (either such date, a Payment Date). Notwithstanding the foregoing, if a Member has requested

10

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements (continued)
(unaudited)

3. Members’ Capital (continued)

the repurchase of 90% or more of the Units held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, which need not bear interest, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the Initial Payment), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Fund’s next annual audit, which is expected to be completed within 60 days after the end of the Fund’s fiscal year.

In the event that a Member requests a repurchase of a capital account amount that had been contributed to the Fund within 18 months of the date of the most recent repurchase offer, the Board may require payment of a repurchase fee payable to the Fund in an amount equal to 2.00% of the repurchase price, which fee is intended to compensate the Fund for expenses related to such repurchase. Contributions shall be treated on a “first-in, first-out basis.” Otherwise, the Fund does not intend to impose any charges on the repurchase of Units.

If Members request that the Fund repurchase a greater number of Units than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Fund shall repurchase the Units pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Units requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Units for repurchase will be required to maintain a minimum capital account balance of $50,000. The Fund reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

4. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is not known. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements (continued)
(unaudited)

5. Financial Highlights

The below table represents the per Unit data throughout the period:

Unit Value, April 1, 2013*	$1,062.22
Income from investment operations:
Net investment loss	(8.05)
Net realized and unrealized gain on investment transactions	41.56
Total from investment operations	33.51
Unit Value, September 30, 2013	$1,095.73

*	Unit value per unit information presented as unitization on April 1, 2013.

The following represents the ratios to average Members’ capital and total return information for the six months ended September 30, 2013 and the years ended March 31, 2013 and 2012:

	For the Six Months Ended September 30,		Year Ended March 31
	2013		2013	2012
Ratios to average Members’ capital:
Expenses	1.61	%(1)	1.39%	1.39%
Net investment loss	(1.61	%)(1)	(1.39%)	(1.39%)

Total Return	3.15	%(2)	8.24%	(1.91%)
Portfolio turnover	10.49	%(2)	7.96%	8.84%
Members’ capital end of year (000’s)	$168,605		$159,565	$147,616

(1)	Annualized.
(2)	Not annualized.

The financial highlights are calculated for all the Members taken as a whole. An individual Member’s return may vary from these returns based on the timing of capital transactions. The above ratios include the Fund’s proportionate share of income and expenses allocated from the FEG Absolute Access Fund.

12

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements (continued)
(unaudited)

6. Subsequent Events

Management evaluated subsequent events through the date the financial statements were issued, and determined that there were no subsequent events that required disclosure in or adjustment to the Fund’s financial statements.

13

FEG Absolute Access TEI Fund LLC

Other Information
(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the FEG Absolute Access Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333.  It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the FEG Absolute Access Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC's website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings, which includes securities held by the FEG Absolute Access Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

14

Financial Statements FEG Absolute Access Fund LLC Six Months Ended September 30, 2013 (unaudited)

FEG Absolute Access Fund LLC

Financial Statements

Six Months Ended September 30, 2013
(unaudited)

FEG Absolute Access Fund LLC

Statement of Assets, Liabilities and Members’ Capital

September 30, 2013
(unaudited)

Assets
Cash held with Fifth Third Bank	$150,000
Short-term investments (cost $1,014,516)	1,014,516
Investments in Portfolio Funds, at fair value
(cost $199,500,856)	238,041,644
Portfolio Funds purchased in advance	5,544,000
Receivable for Portfolio Funds sold	642,835
Other assets	12
Total assets	$245,393,007

Liabilities and members’ capital
Capital contributions received in advance	$5,391,000
Management fee payable	336,782
Professional fees payable	163,946
Accounting and administration fees payable	66,244
Directors fees payable	8,334
Other liabilities	165,562
Total liabilities	6,131,868
Members’ capital	239,261,139
Total liabilities and members’ capital	$245,393,007

Components of members’ capital
Capital contributions (net)	$201,229,638
Accumulated net investment loss	(8,630,063)
Accumulated net realized gain on investments	8,120,776
Accumulated net unrealized appreciation on investments	38,540,788
Members’ capital	$239,261,139

Units of limited liability company interests	202,671
Net Asset Value per unit	$1,180.54

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments

September 30, 2013
(unaudited)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted

Investments in Portfolio Funds:(1)
United States:
Multi-Strategy:
Absolute Return Capital Partners, L.P.	$9,426,792	$9,130,258	3.8%	Monthly
AG Super Fund, L.P.(2)	9,058,154	12,140,301	5.1	Annually(3)
AQR Delta Fund II, L.P.	8,197,064	8,508,401	3.6	Monthly
BlueTrend Fund L.P.	2,500,000	2,480,475	1.0	Monthly
Canyon Value Realization Fund, L.P.(2)	9,243,025	13,354,320	5.6	Annually(3)
Claren Road Credit Partners, L.P.	12,914,370	14,441,813	6.0	Quarterly(3)
CVI Global Value Fund A, L.P.(2)	2,671,007	5,554,038	2.3	Quarterly(4)
Davidson Kempner Partners	9,054,606	11,217,291	4.7	Semi-Annually
Diamondback Partners, L.P.	6,408	8,071	0.0	Quarterly(5)
Elliot Associates, L.P.	14,000,000	17,995,876	7.5	Semi-Annually(3)
Eton Park Fund, L.P.(2)	10,439,310	11,983,192	5.0	Quarterly(3)
Farallon Capital Partners, L.P.(2)	9,810,570	12,235,299	5.1	Annually(3)
FIR Tree Capital Opportunity Fund	12,350,400	15,219,163	6.4	Annually(3)
Graham Global Investment Fund, Ltd.	11,378,562	10,785,680	4.5	Monthly
GSO Special Situations Fund, L.P.(2)	11,800,000	16,315,764	6.8	Quarterly(3)
HBK Fund II, L.P.	10,997,263	14,237,547	6.0	Quarterly
Highfields Capital II, L.P.(2)	10,028,344	13,708,700	5.7	Annually(4)
MKP Opportunity Partners, L.P	8,500,000	8,564,438	3.6	Monthly
OZ Asia Domestic Partners, L.P.	8,500,000	8,622,707	3.6	Quarterly(3)
Rimrock High Income PLUS (QP) Fund, L.P.	10,000,000	10,013,391	4.2	Quarterly(4)
Stark Investments, L.P.(2)(6)	49,003	17,524	0.0	Quarterly
Stark Investments, L.P. - Class A(7)	217,084	247,081	0.1	Quarterly
Stark Investments, L.P. - Class B(2)	185,652	344,143	0.2	Quarterly
Strategic Value Restructuring Fund, L.P.	9,999,612	10,828,496	4.5	Quarterly(3)
Taconic Opportunity Fund, L.P.(2)	8,173,630	10,087,675	4.2	Quarterly
Total Investments in Portfolio Funds	$199,500,856	$238,041,644	99.5%

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

September 30, 2013
(unaudited)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital

Short-Term Investments:
Money Market Fund:
Federated Government Obligations Fund #5, 0.01%(8)	$1,014,516	$1,014,516	0.4%
Total Investments in Portfolio Funds
and Short-Term Investments	$200,515,372	$239,056,160	99.9%

Other assets less liabilities		204,979	0.1%

Members’ capital		$239,261,139	100.0%

(1)	Non-income producing.

(2)	All or a portion of these investments are held in side-pockets.

(3)	Withdrawals from this portfolio fund are permitted after a one-year lockup period from the date of the initial investment.

(4)	Withdrawals from this portfolio fund are permitted after a two-year lockup period from the date of the initial investment.

(5)
Series 1 shares, or approximately 50% of the investment value, are available after a one-year lockup period. Series six shares, or approximately 50% of the investment value, are available after a two-year lockup period.

(6)	Does not include holdback at cost of $555,498, included in other assets.

(7)	Does not include holdback at cost of $1,459, included in other assets.

(8)	The rate shown is the annualized 7-day yield as of September 30, 2013.

Type of Investment as a Percentage Total Members' Capital (Unaudited):

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Operations

Six Months Ended September 30, 2013
(unaudited)

Investment income
Dividend income	$476

Expenses
Management fees	1,016,836
Accounting and administration fees	132,345
Professional fees	85,000
Custodian fees	19,852
Compliance fees	12,000
Insurance	11,667
Directors fees	10,000
Other fees	21,000
Total expenses	1,308,700
Net investment loss		$(1,308,224)

Net realized and unrealized gain on investments
Net realized gain on investments	3,480,624
Net change in unrealized appreciation/(depreciation)
on investments	5,703,078
Net realized and unrealized gain on investments		9,183,702
Net increase in members' capital resulting
from operations		$7,875,478

See accompanying notes.

FEG Absolute Access Fund LLC

Statements of Changes in Members’ Capital

For the Six Months Ended September 30, 2013 (unaudited) and
the Year Ended March 31, 2013

Members’ Capital
Members’ capital at March 31, 2012	$241,335,718
Capital contributions	21,837,640
Capital withdrawals	(50,554,695)
Net investment loss	(2,964,021)
Net realized gain on investments	5,071,742
Net change in unrealized appreciation/(depreciation)
on investments	17,503,757
Members’ capital at March 31, 2013	$232,230,141
Capital contributions	26,481,093
Capital withdrawals	(27,325,573)
Net investment loss	(1,308,224)
Net realized gain on investments	3,480,624
Net change in unrealized appreciation/(depreciation)
on investments	5,703,078
Members’ capital at September 30, 2013	$239,261,139

Units outstanding at April 1, 2013*	203,439
Units sold	22,694
Units redeemed	(23,462)
Units outstanding at September 30, 2013	202,671

*	The Fund unitized on April 1, 2013 at a price of $1,141.52 per unit.

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2013
(unaudited)

Operating activities
Net increase in members’ capital resulting from operations	$7,875,478
Adjustments to reconcile net increase in members' capital
resulting from operations to net cash used in
operating activities:
Purchases of investments in Portfolio Funds	(30,044,000)
Proceeds from sales of investments in Portfolio Funds	24,585,250
Net realized gain on investments in Portfolio Funds	(3,480,624)
Net change in unrealized (appreciation)/depreciation
on investments in Portfolio Funds	(5,703,078)
Changes in operating assets and liabilities:
Short-term investments	2,227,175
Other assets	14
Management fee payable	166,936
Professional fees payable	(19,886)
Accounting and administration fee payable	1,070
Other liabilities	(4,855)
Net cash used in operating activities	(4,396,520)

Financing activities
Proceeds from capital contributions	31,572,093
Payments for capital withdrawals	(30,081,205)
Net cash provided by financing activities	1,490,888

Net change in cash	(2,905,632)
Cash at beginning of period	3,055,632
Cash at end of period	$150,000

See accompanying notes.

FEG Absolute Access Fund LLC

Notes to Financial Statements
September 30, 2013
(unaudited)

1. Organization

FEG Absolute Access Fund LLC (the Fund) was formed on January 18, 2008, and is a Delaware limited liability company that commenced operations on April 1, 2008. The Fund registered with the U.S. Securities and Exchange Commission (the SEC) on August 16, 2010, under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The Fund’s Board of Directors (the Board) has overall responsibility for the management and supervision of the Fund’s operations. To the extent permitted by applicable law, the Board may delegate any of its respective rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Investment Manager. Under the supervision of the Board and pursuant to an investment management agreement, FEG Investors, LLC serves as the investment manager (the Investment Manager) to the Fund. The Investment Manager is a registered investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the Advisers Act).

Pursuant to a sub-advisory agreement with the Investment Manager and the Fund, InterOcean Capital, LLC, an investment adviser registered under the Advisers Act, serves as the Fund’s sub-adviser (in such capacity, the Sub-Adviser). The Sub-Adviser participates by appointing a member of the Investment Manager’s investment policy committee, thereby assisting in oversight of the Fund’s investments, making Portfolio Fund Manager selection and termination recommendations and approving significant and strategic asset allocation changes.

The Fund’s investment objective is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Fund will achieve this objective. The Fund was formed to capitalize on the experience of the Investment Manager’s principals by creating a fund-of-funds product, which offers professional portfolio fund manager due diligence, selection and monitoring, consolidated reporting, risk monitoring, and access to portfolio fund managers for a smaller minimum investment than would be required for direct investment. The Investment Manager manages the Fund by allocating its capital among a number of independent general partners or investment managers (the Portfolio Fund Managers) acting through pooled investment vehicles and/or managed accounts (collectively, the Portfolio Funds).

Units of limited liability company interest (Units) of the Fund are offered only to investors (Members) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

1. Organization (continued)

JD Clark and Company, a division of UMB Fund Services, Inc. and a subsidiary of UMB Financial Corporation, serves as the Fund’s administrator (the Administrator). The Fund has entered into an agreement with the Administrator to perform general administrative tasks for the Fund, including but not limited to maintenance of books and records of the Fund and the capital accounts of the Members of the Fund.

2. Significant Accounting Policies

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The preparation of these financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.

Short-Term Investments

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value. Dividend income is recorded on the ex-dividend date.

Investments in Portfolio Funds

The Fund values its investments in Portfolio Funds at fair value, which generally represents the Fund’s pro rata interest in the Members’ capital of the Portfolio Funds, net of management fees and incentive allocations payable to the Portfolio Funds’ Portfolio Fund Managers. The underlying investments held by the Portfolio Funds are generally valued at fair value in accordance with the policies established by the Portfolio Funds, as described in their respective financial statements and agreements. Due to the inherent uncertainty of less liquid investments, the value of certain investments held by the Portfolio Funds may differ from the values that would have been used if a ready market existed. The Portfolio Funds may hold investments for which market quotations are not readily available and are thus valued at their fair value, as determined in good faith by their respective Portfolio Fund Managers. Net realized and unrealized gains and losses from investments in Portfolio Funds are reflected in the Statement of Operations. Realized gains and losses from Portfolio Funds are recorded on the average cost basis.

For the period April 1, 2013 through September 30, 2013, the aggregate cost of purchases and proceeds from sales/withdrawals of investments were $24,500,000 and $24,645,604, respectively.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

2. Significant Accounting Policies (continued)

Certain of the Portfolio Funds may hold a portion of their assets as side-pocket investments (the Side-pockets), which have restricted liquidity, potentially extending over a much longer period of time than the typical liquidity an investment in an investment fund may provide. Should the Fund seek to liquidate its investments in the Side-pockets, the Fund might not be able to fully liquidate its investment without delay, and such delay could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Side-pockets, the value of its investment could fluctuate based on adjustments to the fair value of the Side-pockets. At September 30, 2013, ten of the Portfolio Funds had all or a portion of their assets held as Side-pockets. The fair value of these Side-pockets at September 30, 2013, was $4,616,845 and represented 1.93% of total members’ capital.

Fair Value of Financial Instruments

In accordance with Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

2. Significant Accounting Policies (continued)

The units of account that are valued by the Fund are its interests in the Portfolio Funds and not the underlying holdings of such Portfolio Funds. Thus, the inputs used by the Fund to value its investments in each of the Portfolio Funds may differ from the inputs used to value the underlying holdings of such Portfolio Funds.

Investments in Portfolio Funds are classified within Level 2 of the fair value hierarchy if the Fund has the ability to redeem the investments at the measurement dates or if the investments are redeemable in the near term in accordance with the normal operating protocols in the Portfolio Funds’ agreements. Investments in Portfolio Funds are classified within Level 3 of the fair value hierarchy if the Fund does not know when it will have the ability to redeem its investments or the investments are not redeemable within one year under the normal operating protocols of the Portfolio Funds’ agreements.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Portfolio Funds	$–	$205,160,379	$32,881,265	$238,041,644
Short-term investments	1,014,516	–	–	1,014,516
Total	$1,014,516	$205,160,379	$32,881,265	$239,056,160

The Schedule of Investments categorizes the aggregate fair value of the Fund’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Fund discloses transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Levels 1 or 2 as of September 30, 2013. Investments are transferred between Level 2 and Level 3 when the investment can be liquidated within one year.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

2. Significant Accounting Policies (continued)

Investments in Portfolio Funds

Balance as of March 31, 2013	$22,581,503
Realized gain (loss)	22,441
Net change in unrealized appreciation/(depreciation)	1,593,900
Purchases	10,000,000
Sales	(165,836)
Net transfers in to Level 3	89,213
Net transfers out of Level 3	(1,239,956)
Balance as of September 30, 2013	$32,881,265

Investment Income

Investment transactions are recorded on a trade-date basis. Dividend income is accrued as it is earned.

Taxation

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive shares of each item of the Fund’s profit and loss. The only taxes payable by the Fund are withholding taxes applicable to certain investment income.

Management has analyzed the Fund’s tax positions for all open tax years, which include the years ended December 31, 2010 through December 31, 2012, and has concluded that as of September 30, 2013, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in net change in unrealized appreciation (depreciation) on investments in Portfolio Funds in the Statement of Operations.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

2. Significant Accounting Policies (continued)

Capital Contributions Received in Advance and Capital Withdrawals Payable

Capital contributions received in advance are comprised of cash received on or prior to September 30, 2013 for which Members’ interests were effective October 1, 2013. Capital contributions received in advance do not participate in the earnings of the Fund until such interests are effective.  There was a total of $5,391,000 capital contributions received in advance as of September 30, 2013. Capital withdrawals are comprised of requests for withdrawals that were effective on September 30, 2013 but were paid subsequent to fiscal year-end.

Disclosures about Offsetting Assets and Liabilities

In January 2013, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update gives additional clarification to the FASB ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities.” The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Recent Accounting Pronouncements

In June 2013, the FASB issued ASU 2013-08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” (ASU 2013-08). ASU 2013-08 creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

3. Investments in Portfolio Funds

The Investment Manager utilizes due diligence processes with respect to the Portfolio Funds and their Portfolio Fund Managers, which are intended to assist management in determining that financial information provided by the underlying Portfolio Fund Managers is reasonably reliable.

The Fund has the ability to liquidate its investments in Portfolio Funds periodically in accordance with the provisions of the respective Portfolio Fund’s agreement; however, these withdrawal requests may be subject to certain lockup periods such as gates, suspensions, and the Side-pockets, or other delays, fees, or restrictions in accordance with the provisions of the respective Portfolio Fund’s agreement.

The Portfolio Funds in which the Fund has investments may utilize a variety of financial instruments in their trading strategies, including equity and debt securities of both U.S. and foreign issuers, options and futures, forwards, and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk. Market risk is the risk of potentially adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions, such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective statements of financial condition. In addition, several of the Portfolio Funds sell securities sold, not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on their respective statements of financial condition. However, due to the nature of the Fund’s interest in these investment entities, the Fund’s risk with respect to such transactions is limited to its investment in each Portfolio Fund.

The Fund is also subject to liquidity risks, including the risk that the Fund may encounter difficulty in generating cash to meet obligations associated with tender requests. Liquidity risk may result from an inability of the Fund to sell an interest in a Portfolio Fund on a timely basis at an amount that approximates its fair value. The Portfolio Funds require advance notice for withdrawal requests, generally only permit withdrawals at specified times, and have the right in certain circumstances to limit or delay withdrawals.

The Portfolio Funds provide for compensation to the respective Portfolio Fund Managers in the form of management fees generally ranging from 1.0% to 3.0% annually of Members’ capital, and incentive allocations typically range between 10% and 30% of profits, subject to loss carryforward provisions, as defined in the respective Portfolio Funds’ agreements.

4. Management Fee and Related Party Transactions

The Investment Manager receives from the Fund a monthly management fee (the Management Fee) equal to 1/12 of 0.85% of the Fund’s month-end Members’ capital balance, prior to reduction for the Management Fee then being calculated (a 0.85% annual rate). The Management Fee is paid monthly in arrears and is prorated with respect to investments in the Fund made other than at the beginning of a month. The Management Fee totaled $1,016,836 for the six months ended September 30, 2013, of which $336,782 was payable at September 30, 2013.

The Investment Manager, not the Fund, pays the Sub-Adviser a monthly fee equal to 10% of the Management Fee received by the Investment Manager from the Fund pursuant to the Investment Management Agreement as of the end of each calendar month.

Each member of the Board who is not an “interested person” of the Fund (the Independent Directors), as defined by the 1940 Act, receives a fee of $2,500 per quarter. In addition, all Independent Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Independent Director fees totaled $10,000 for the six months ended September 30, 2013, of which $8,334 was payable at September 30, 2013.

At September 30, 2013, FEG Absolute Access TEI Fund LLC (investing in the Fund via FEG Absolute Access Fund LDC, a Cayman Island limited duration company), an affiliated investment company of the Fund registered under the 1940 Act, had ownership interests in the Fund of 70.51%, with a value of $168,703,064.

5. Members’ Capital

In accordance with the Fund’s Limited Liability Company Operating Agreement (the Operating Agreement), net profits or net losses are allocated to the Members in proportion to their respective capital accounts.

Members may be admitted when permitted by the Board. Generally, Members will only be admitted as of the beginning of a calendar month but may be admitted at any other time in the discretion of the Board. The minimum initial investment is $50,000, and additional contributions from existing Members may be made in a minimum amount of $25,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Fund to redeem its Units. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Fund to offer to repurchase Units from Members pursuant to written requests by Members on such terms and conditions as it may determine. In determining whether the Fund should offer to repurchase Units from Members pursuant to written requests, the Board will consider, among other things,

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

5. Members’ Capital (continued)

the recommendation of the Investment Manager. The Investment Manager expects that it will recommend such repurchase offers twice a year, effective as of June 30th and December 31st each year. The repurchase amount will be determined by the Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of the Fund’s outstanding Units. The Board also will consider the following factors, among others, in making such determination: (i) whether any Members have requested that the Fund repurchase Units; (ii) the liquidity of the Fund’s assets; (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Units; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

The Fund’s Operating Agreement provides that the Fund will be dissolved if any Member that has submitted a written request, in accordance with the terms of the Operating Agreement, to tender all of such Member’s Units for repurchase by the Fund has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period).

When the Board determines that the Fund will offer to repurchase Units (or portions of Units), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Fund (the Repurchase Request Deadline).

For Members tendering all of their Units in the Fund, Units will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the Full Repurchase Valuation Date). The amount that a Member who is tendering all of its Units in the Fund may expect to receive on the repurchase of such Member’s Units will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Fund will generally not make any adjustments for final valuations based on adjustments received from the Portfolio Funds, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

Members who tender a portion of their Units in the Fund (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Fund, will receive such specified dollar amount. For Members tendering all of their Units in the Fund, the value of such Units being repurchased will be determined on the Full Repurchase Valuation Date. Within five days of the Repurchase Request Deadline, each Member whose Units have been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Fund

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

5. Members’ Capital (continued)

entitling the Member to be paid an amount equal to 100% of the unaudited net asset value such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from the Portfolio Funds, whichever is later (either such date, a Payment Date). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Units held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, which need not bear interest, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the Initial Payment), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Fund’s next annual audit, which is expected to be completed within 60 days after the end of the Fund’s fiscal year.

In the event that a Member requests a repurchase of a capital account amount that had been contributed to the Fund within 18 months of the date of the most recent repurchase offer, the Board may require payment of a repurchase fee payable to the Fund in an amount equal to 2.00% of the repurchase price, which fee is intended to compensate the Fund for expenses related to such repurchase. Contributions shall be treated on a “first-in, first-out basis.” Otherwise, the Fund does not intend to impose any charges on the repurchase of Units.

If Members request that the Fund repurchase a greater number of Units than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Fund shall repurchase the Units pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Units requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Units for repurchase will be required to maintain a minimum capital account balance of $50,000. The Fund reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

6. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is not known. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Financial Highlights

The below table represents the per Unit data throughout the period:

Unit Value, April 1, 2013*	$1,141.52
Income from investment operations:
Net investment loss	(6.59)
Net realized and unrealized gain on investment transactions	45.61
Total from investment operations	39.02
Unit Value, September 30, 2013	$1,180.54

*	Unit value per unit information presented as unitization on April 1, 2013.

The following represents the ratios to average Members’ capital and total return information for the six months ended September 30, 2013 and the years ended March 31, 2013, 2012, 2011, 2010 and 2009:

	For the Six Months Ended September 30,		Year Ended March 31,
	2013		2013	2012	2011	2010	2009
Ratios to average members’ capital:
Expenses	1.10	%(1)	1.21%	1.14%	0.70%	1.29%	1.24%
Net investment loss	(1.10	%)(1)	(1.21%)	(1.14%)	(0.70%)	(1.29%)	(1.20%)
Total return	3.42	%(2)	8.26%	(1.89%)	8.43%	31.43%	(24.71%)
Portfolio turnover	10.49	%(2)	7.96%	8.84%	5.67%	4.51%	0.00%
Members’ capital end of period (000’s)	$239,261		$232,230	$241,336	$170,064	$76,670	$38,847

(1)	Annualized.
(2)	Not annualized.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

7. Financial Highlights (continued)

The financial highlights are calculated for all the Members taken as a whole. An individual Member’s return may vary from these returns based on the timing of capital transactions. The ratios do not include investment income or expenses of the Portfolio Funds in which the Fund invests.

8. Credit Facility

Effective September 30, 2013, the Fund has entered into a $20 million credit facility administered by Fifth Third Bank, N.A.  The Fund anticipates that this credit facility will be used for cash management purposes, such as providing liquidity for investments and repurchases. The Fund will incur additional interest and other expenses with respect to the use of this and other future credit facilities. Collateral for the new facility will be held by UMB Bank, N.A. as custodian. There was $150,000 held in cash at Fifth Third Bank to pay for any expenses associated with the line of credit.

9. Subsequent Events

Management evaluated subsequent events through the date the financial statements were issued, and determined that, other than the events noted above, there were no subsequent events that required disclosure in or adjustment to the Fund’s financial statements.

FEG Absolute Access Fund LLC

Other Information
(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333.  It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC's website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management and Sub-Advisory Agreements

At a meeting of the Board of the Fund held on May 13, 2013, by a unanimous vote, the Board, including a majority of the Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the Independent Directors), approved the continuation of the investment management agreement (the Investment Management Agreement)  between the Investment Manager and the Fund and the sub-advisory agreement among the Investment Manager, Sub-Adviser and the Fund (the Sub-Advisory Agreement, together with the Investment Management Agreement, the Advisory Agreements).

In advance of the meeting, the Directors requested and received extensive materials from the Investment Manager and Sub-Adviser to assist them in considering the approval of the Advisory Agreements. The materials provided by the Investment Manager and Sub-Adviser contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Fund.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager and Sub-Adviser. The Board then met in executive session with the counsel to the Fund for a full review of the materials. Following this session, the meeting reconvened and after further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.

Discussion of Factors Considered

The Board considered, among other things: (1) the nature and quality of the advisory services rendered, including, the complexity of the services provided; (2) the experience and qualifications of the personnel providing such services; (3) the fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs that may be incurred by the Investment Manager, Sub-Adviser and their affiliates in performing advisory services for the Fund, the basis of determining and allocating these costs, and the estimated profitability to the Investment Manager and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Fund and the extent to which these would be passed on to the Fund; (6) other compensation or possible benefits to the Investment Manager, Sub-Adviser and their affiliates arising from their advisory and other relationships with the Fund; (7) possible alternative fee structures or bases for determining fees; (8) the fees charged by the Investment Manager and other investment managers to similar clients and in comparison to industry fees for similar services; (9) the allocation of total fees between the Investment Manager and Sub-Adviser with respect to the Fund; and (10) possible conflicts of interest that the Investment Manager and Sub-Adviser may have with respect to the Fund.   It was noted that the Sub-Adviser does not perform similar services for other clients.

The Board concluded that the nature, extent and quality of the services to be provided by the Investment Manager and Sub-Adviser to the Fund are appropriate and consistent with the terms of the Fund’s Limited Liability Company Operating agreement, that the quality of those services are anticipated to be consistent with industry norms and that the Fund is likely to benefit from the Investment Manager’s and Sub-Adviser’s management of the Fund’s investment program.

The Board noted that the Fund had outperformed the HFRI Fund of Funds Composite Index for all the relevant time periods.

The Board also concluded that the Investment Manager and Sub-Adviser had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

The Board considered the anticipated costs of the services provided by the Investment Manager, and the compensation and benefits received by the Investment Manager in providing services to the Fund.  The Board reviewed the financial statements of the Investment Manager.  In addition, the Board considered any direct or indirect revenues which may be received by the Investment Manager, Sub-Adviser and their affiliates.  The Board concluded that the Investment Manager’s anticipated fees and profits to be derived from its relationship with the Fund in light of the Fund’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other investment managers for managing comparable funds.  The Board also concluded that the overall expense ratios of the Fund were reasonable, taking into account the projected size of the Fund and the quality of services provided by the Investment Manager.

The Board considered the extent to which economies of scale were expected to be realized relative to fee levels as the Fund’s assets grow.

The Board considered all factors and no one factor alone was deemed dispositive.    After further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Management Agreement and Sub-Advisory Agreement.

Conclusion

After receiving full disclosure of relevant information of the type described above, the Board of Directors of the Fund concluded that the compensation and other terms of the Advisory Agreements were in the best interests of the Fund’s Members.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)
The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a)  The registrant's principal executive and principal financial officers, or persons performing similar functions,   have concluded that the registrant's disclosure controls and procedures (as defined in Rule  30a-3(c)  under  the  1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities  Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal  quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)    Not applicable.

(a)(2)    Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)    Not applicable.

(b)        Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FEG ABSOLUTE ACCESS TEI FUND LLC

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	DECEMBER 9, 2013

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	DECEMBER 9, 2013

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	DECEMBER 9, 2013

* Print the name and title of each signing officer under his or her signature.